Award Timing Disclosure	12 Months Ended
Dec. 27, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
POLICIES AND PRACTICES RELATED TO THE TIMING OF GRANTS OF CERTAIN EQUITY AWARDS
We prohibit our executive officers, directors, and certain designated employees from purchasing or selling our securities while in possession of material, non-public information, or otherwise using such information for their personal benefit, and maintain a quarterly window where applicable individuals may not trade. The applicable individuals are permitted to enter into trading plans that are intended to comply with Rule 10b5-1 of the Exchange Act. The Compensation Committee does not take material, non-public information into account when determining the timing of equity awards, and we do not time the release of material, non-public information based on equity award grant dates.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not take material, non-public information into account when determining the timing of equity awards, and we do not time the release of material, non-public information based on equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false